Inventories (Tables)	12 Months Ended
Dec. 31, 2022
Inventories [abstract]
Disclosure Of Detailed Information About Inventories Explanatory [Table Text Block]
At 31 December
(in USD million) 2022 2021
Crude oil 2,115 2,014
Petroleum products 451 315
Natural gas 127 642
Commodity inventories at the lower of cost and net

realisable value
2,693 2,971
Natural gas held for trading purposes measured

at fair value
1,994 0
Other 517 424
Total inventories 5,205 3,395